Annual Total Returns - Consumer Staples Portfolio [BarChart] - 02.28 Select Portfolios: Group 2 Consumer Staples Sector Retail PRO-15 - Consumer Staples Portfolio - Consumer Staples Portfolio	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	15.39%
Annual Return 2013	21.63%
Annual Return 2014	14.91%
Annual Return 2015	1.90%
Annual Return 2016	3.07%
Annual Return 2017	12.06%
Annual Return 2018	(15.82%)
Annual Return 2019	31.77%
Annual Return 2020	11.57%
Annual Return 2021	14.50%